UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $136,324 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFIRMATIVE INS HLDGS INC      COM              008272106    17143  1018000 SH       SOLE                  1018000
ALIGN TECHNOLOGY INC           COM              016255101    11718  1090000 SH       SOLE                  1090000
ALLIED WASTE INDS INC          COM PAR$.01NEW   019589308     5605   604000 SH       SOLE                   604000
AMKOR TECHNOLOGY INC           COM              031652100      628    94000 SH       SOLE                    94000
AMR CORP                       COM              001765106      908    82900 SH       SOLE                    82900
CALPINE CORP                   COM              131347106      493   125000 SH       SOLE                   125000
CENVEO INC                     COM              15670S105      979   315900 SH       SOLE                   315900
COLLINS & AIKMAN CORP NEW      COM NEW          194830204     1308   300000 SH       SOLE                   300000
CONVERIUM HLDG AG              SPONSORED ADR    21248N107      761   164000 SH       SOLE                   164000
COVENTRY HEALTH CARE INC       COM              222862104     3238    61000 SH       SOLE                    61000
CURATIVE HEALTH SRVCS INC      COM              23126W100     1363   199000 SH       SOLE                   199000
DECODE GENETICS INC            COM              243586104      781   100000 SH       SOLE                   100000
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104      433    40000 SH       SOLE                    40000
FAIR ISAAC CORP                COM              303250104     8436   230000 SH       SOLE                   230000
FIDELITY NATL FINL INC         COM              316326107     7490   164000 SH       SOLE                   164000
FOAMEX INTL INC                COM              344123104     1512   402199 SH       SOLE                   402199
FRONTLINE LTD                  ORD              G3682E127     7940   179000 SH       SOLE                   179000
GENERAL COMMUNICATION INC      CL A             369385109     6865   621850 SH       SOLE                   621850
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208     8942  1103900 SH       SOLE                  1103900
INSIGHT COMMUNICATIONS INC     CL A             45768V108     1826   197000 SH       SOLE                   197000
IPSCO INC                      COM              462622101    12430   260600 SH       SOLE                   260600
M & F WORLDWIDE CORP           COM              552541104     5591   410500 SH       SOLE                   410500
NEW FRONTIER MEDIA INC         COM              644398109     1980   250000 SH       SOLE                   250000
REPUBLIC AWYS HLDGS INC        COM              760276105     3263   245900 SH       SOLE                   245900
REVLON INC                     CL A             761525500      495   215000 SH       SOLE                   215000
RHODIA                         SPONSORED ADR    762397107     1172   433900 SH       SOLE                   433900
RITE AID CORP                  COM              767754104      439   120000 SH       SOLE                   120000
SANFILIPPO JOHN B & SON INC    COM              800422107     6937   269100 SH       SOLE                   269100
SHIP FINANCE INTERNATIONAL L   SHS              G81075106      421    20533 SH       SOLE                    20533
SIX FLAGS INC                  COM              83001P109      644   119900 SH       SOLE                   119900
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     7465   250000 SH       SOLE                   250000
TIME WARNER TELECOM INC        CL A             887319101      487   111700 SH       SOLE                   111700
TOWER AUTOMOTIVE INC           COM              891707101      179    75000 SH       SOLE                    75000
TRITON PCS HLDGS INC           CL A             89677M106      280    82000 SH       SOLE                    82000
UNITED RENTALS INC             COM              911363109     2174   115000 SH       SOLE                   115000
UNITEDHEALTH GROUP INC         COM              91324P102     3169    36000 SH       SOLE                    36000
YOUNG BROADCASTING INC         CL A             987434107      829    78500 SH       SOLE                    78500